Variable interest entity (“VIE”) (Details) - Schedule of Carrying Amounts of the VIE’s Consolidated Assets and Liabilities - Variable Interest Entity [Member] - USD ($)	May 31, 2023	May 31, 2022
Variable interest entity [Line Items]
Current assets	$ 1,121,824	$ 543,438
Non-current assets	582,856	515,876
Total assets	1,704,680	1,059,314
Total liabilities	1,334,404	747,522
Net assets	$ 370,276	$ 311,792